UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caerus Global Investors LLC

Address:  712 Fifth Avenue, 19th Floor
          New York, New York 10019

13F File Number: 028-14730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Husar
Title:  Chief Financial Officer
Phone:  212-488-5508


Signature, Place and Date of Signing:

/s/ Matthew Husar               New York, New York              May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        35

Form 13F Information Table Value Total:        $104,079
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

None.


                                           FORM 13F INFORMATION TABLE
                                           Caerus Global Investors LLC
                                                 March 31, 2013




COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE                  VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------                 ---------  ------      ---------  --------  --------- ----------- ---------   -----     ------- -----
AMERISTAR CASINOS INC          COM        03070Q101   1,942       74,054             SOLE        NONE         74,054
BEST BUY INC                   COM        086516101   2,257      101,895             SOLE        NONE        101,895
BUFFALO WILD WINGS INC         COM        119848109   1,886       21,550             SOLE        NONE         21,550
COSTCO WHSL CORP NEW           COM        22160K105   3,251       30,634             SOLE        NONE         30,634
DECKERS OUTDOOR CORP           COM        243537107   3,970       71,285             SOLE        NONE         71,285
DECKERS OUTDOOR CORP           COM        243537107     913       16,400   CALL      SOLE        NONE         16,400
DICKS SPORTING GOODS INC       COM        253393102   1,461       30,882             SOLE        NONE         30,882
FAMILY DLR STORES INC          COM        307000109   2,728       46,200   PUT       SOLE        NONE         46,200
FIFTH & PAC COS INC            COM        316645100   6,028      319,294             SOLE        NONE        319,294
FOSSIL INC                     COM        349882100   1,087       11,255             SOLE        NONE         11,255
GENERAL MTRS CO                COM        37045V100   6,383      229,425             SOLE        NONE        229,425
HAIN CELESTIAL GROUP INC       COM        405217100   2,530       41,415             SOLE        NONE         41,415
HERTZ GLOBAL HOLDINGS INC      COM        42805T105   3,181      142,883             SOLE        NONE        142,883
PENNEY J C INC                 COM        708160106     666       44,054             SOLE        NONE         44,054
LAS VEGAS SANDS CORP           COM        517834107   5,929      105,214             SOLE        NONE        105,214
LIFE TIME FITNESS INC          COM        53217R207   4,251       99,379             SOLE        NONE         99,379
LOWES COS INC                  COM        548661107   1,911       50,405             SOLE        NONE         50,405
MCDONALDS CORP                 COM        580135101   4,697       47,114             SOLE        NONE         47,114
MONSTER BEVERAGE CORP          COM        611740101   3,428       71,798             SOLE        NONE         71,798
MORGANS HOTEL GROUP CO         COM        61748W108   2,725      460,243             SOLE        NONE        460,243
MULTIMEDIA GAMES HLDG CO INC   COM        625453105   2,836      135,874             SOLE        NONE        135,874
ORIENT-EXPRESS HOTELS LTD      CL A       G67743107   2,415      244,896             SOLE        NONE        244,896
PANERA BREAD CO                CL A       69840W108   2,911       17,617             SOLE        NONE         17,617
PAPA JOHNS INTL INC            COM        698813102   3,072       49,693             SOLE        NONE         49,693
PENN NATL GAMING INC           COM        707569109   4,917       90,333             SOLE        NONE         90,333
PINNACLE ENTMT INC             COM        723456109   2,181      149,194             SOLE        NONE        149,194
QUIKSILVER INC                 COM        74838C106     468       77,028             SOLE        NONE         77,028
SEARS HLDGS CORP               COM        812350106     625       12,500   CALL      SOLE        NONE         12,500
SMITHFIELD FOODS INC           COM        832248108   1,555       58,739             SOLE        NONE         58,739
SPDR S&P 500 ETF TR            TR UNIT    78462F103   6,267       40,000   PUT       SOLE        NONE         40,000
STAPLES INC                    COM        855030102   1,052       78,380             SOLE        NONE         78,380
STARBUCKS CORP                 COM        855244109   3,066       53,830             SOLE        NONE         53,830
WESTERN UN CO                  COM        959802109   1,914      127,257             SOLE        NONE        127,257
WHOLE FOODS MKT INC            COM        966837106   4,671       53,844             SOLE        NONE         53,844
WYNN RESORTS LTD               COM        983134107   4,908       39,214             SOLE        NONE         39,214





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